Short-term Bank Borrowings - Range of Interest Rates of Bank Borrowings (Detail)	Dec. 31, 2017	Dec. 31, 2016
Fixed interest rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Fixed-rate bank borrowings	4.40%	4.40%